Other Long-term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Purchase obligations	$ 132,504	$ 128,739
Provision for vacation pay	33,094	31,310
Accrued expenses on evacuation	41,805	0
Other	18,075	10,558
Other long-term liabilities	$ 225,478	$ 170,607